Summary of Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment Loss
Property and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis.

Category	Useful life (years)
Building	39
Machinery and Equipment	5 – 10
Office Equipment and Fixtures	5
Vehicle	8

Property and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis.

Category	Useful life (years)
Building	39
Machinery and Equipment	5 – 10
Office Equipment and Fixtures	5
Vehicle	8

Schedule of Changes in Contract Liabilities	Changes in contract liabilities for the six months ended June 30, 2025, are as follows:

2025
Balance, January 1	$369
Deferral of revenue	298
Recognition of revenue	(220)
Balance, June 30	$447

Changes in contract liabilities for the year ended December 31, 2024 are as follows:

	2024	2023
Balance, January 1	$3,445	$4,648
Deferral of revenue	—	—
Recognition of revenue	(3,076)	(1,203)
Balance, December 31	$369	$3,445